Note 15 - Stock-based Compensation - Schedule of Market Valuation Assumptions (Details) - Market Based RSUs [Member]	12 Months Ended
Dec. 31, 2023
Expected term (years) (Year)	1 year 18 days
Expected volatility	104.50%
Risk-free interest rate	4.80%
Dividend yield	0.00%